Shareholder Report, Average Annual Return (Details) 199004_Swan Hedged Equity US Large Cap ETF_TF_TSR Annual {TF}	12 Months Ended	59 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
Swan Hedged Equity US Large Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Hedged Equity US Large Cap ETF NAV
Average Annual Return, Percent	11.53%	9.61%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.00%	15.04%
Cboe 95-110 Collar Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe 95-110 Collar Index
Average Annual Return, Percent	6.01%	9.42%